RELATED PARTIES - Narrative (Details) - USD ($)		6 Months Ended		12 Months Ended
	Jun. 29, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Preferred Equity Units acquired, seven-year tranche		7 years
Preferred Equity Units acquired, ten-year tranche		10 years
Preferred Equity Units acquired, twelve-year tranche		12 years
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	$ 153,000,000	$ 0	$ 18,000,000
Share Issuance Tranche One
Disclosure of transactions between related parties [line items]
LP Units Issued (in shares)				9,416,816
LP Units Issued (in usd per share)				$ 11.36
Share Issuance Tranche Two
Disclosure of transactions between related parties [line items]
LP Units Issued (in shares)				2,696,841
LP Units Issued (in usd per share)				$ 12.00
Share Issuance Tranche Three
Disclosure of transactions between related parties [line items]
LP Units Issued (in shares)				5,967,063
LP Units Issued (in usd per share)				$ 12.65
Share Issuance Tranche Four
Disclosure of transactions between related parties [line items]
LP Units Issued (in shares)				13,392,277
LP Units Issued (in usd per share)				$ 13.92
Share Issuance Tranche Five
Disclosure of transactions between related parties [line items]
LP Units Issued (in shares)				18,715,912
LP Units Issued (in usd per share)				$ 12.00
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Management fee Inflation adjustment, percent of total capitalization		0.50%
Management fee expense, minimum		$ 50,000,000
Qatar Investment Authority
Disclosure of transactions between related parties [line items]
Conversion condition, limit of market price to exchange price at maturity, percent		80.00%